Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	17.48%	22.48%	(6.63%)	17.92%